Bank Borrowings	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Bank Borrowings

10. Bank Borrowings

Components of bank borrowings are as follows as of December 31:

	2023	2024	2024
	HK$	HK$	US$
Bank of Communications (Hong Kong) Limited – Loan 1 (1)	4,031,479	2,358,837	303,673
Standard Chartered Bank (Hong Kong) Limited – Loan 2 (2)	3,140,250	1,917,055	246,798
Standard Chartered Bank (Hong Kong) Limited – Loan 3 (3)	2,114,745	1,414,102	182,049
Standard Chartered Bank (Hong Kong) Limited – Loan 4 (4)	640,282	369,692	47,593
Total	9,926,756	6,059,686	780,113

Less: current portion of long-term bank borrowings	(3,863,852)	(4,012,047)	(516,504)
Non-current portion of long-term bank borrowings	6,062,904	2,047,639	263,609

(1)	On April 25, 2019, m-FINANCE borrowed HK$11,000,000 as working capital for 7 years from April 25, 2019 to April 24, 2026 at an annual interest rate of 4.25% (2023: 4.125%) under the loan agreement with Bank of Communications (Hong Kong) Limited signed on April 16, 2019. The loan was secured by personal guarantee from Tai Wai (Stephen) Lam, who is the director and shareholder of the Company.
(2)	On December 22, 2020, m-FINANCE borrowed HK$5,000,000 as working capital for 60 months from December 22, 2020 to June 20, 2026 at an annual interest rate of 3.00% (2023: 2.75%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam and Chi Weng Tam, who are the directors and shareholders of the Company.
(3)	On November 2, 2021, mFTT borrowed HK$2,847,150 as working capital for 5 years from November 2, 2021 to November 2, 2026 at an annual interest rate of 3.00% (2023: 2.75%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.
(4)	On May 31, 2021, m-FINANCE borrowed HK$1,000,000 as working capital for 5 years from May 31, 2021 to May 31, 2026 at an annual interest rate of 3.00% (2023: 2.75%) under the loan agreement with Standard Chartered Bank (Hong Kong) Limited. The loan was secured by personal guarantees from Tai Wai (Stephen) Lam, who is one of the directors and shareholders of the Company.

Interest expenses pertaining to the above bank borrowings for the years ended December 31, 2022, 2023 and 2024 amounted to, HK$443,577, HK$483,623 and HK$325,084 (US$41,851), respectively. The weighted average annual interest rate for the years ended December 31, 2022, 2023 and 2024 was 3.3%, 4.87% and 3.69%, respectively.

Maturities of the bank borrowings were as follows:

	HK$	US$
2025	4,158,599	535,371
2026	2,069,832	266,467
Total bank borrowings repayments	6,228,431	801,838
Less: imputed interest	(168,745)	(21,725)
Total	6,059,686	780,113

mF International Limited and Subsidiaries

Notes to Consolidated Financial Statements